SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is October 26, 2018.

MFS® Variable Insurance Trust II:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO
MFS® CORE EQUITY PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® HIGH YIELD PORTFOLIO
MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® STRATEGIC INCOME PORTFOLIO
MFS® TECHNOLOGY PORTFOLIO
MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Government Securities Portfolio and MFS Research International Portfolio only, as follows:
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Mses. Higley and Humphries Lee and Mr. Melendez, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Government Securities Portfolio	Geoffrey Schechter	Bloomberg Barclays U.S. Government/Mortgage Bond Index Lipper General U.S. Government Funds
	Jake Stone[1]	Bloomberg Barclays U.S. Government/Mortgage Bond Index Lipper General U.S. Government Funds

MFS Research International Portfolio	Jose Luis Garcia	MSCI EAFE (Europe, Australasia, Far East) Index (net div)
1 Information is as of September 1, 2018.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available.  For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered.  For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

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With respect to Mses. Higley and Humphries Lee and Mr. Melendez, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of the Fund's fiscal year ended September 30, 2018.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2017:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Government Securities Portfolio	Geoffrey Schechter	Registered Investment Companies[1]	15	$19.2 billion
		Other Pooled Investment Vehicles	3	$649.7 million
		Other Accounts	0	Not Applicable
	Jake Stone[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	2	$2.5 billion
		Other Pooled Investment Vehicles	1	$294.7 million
		Other Accounts	0	Not Applicable

MFS Research International Portfolio	Jose Luis Garcia	Registered Investment Companies[1]	10	$20.7 billion
		Other Pooled Investment Vehicles	9	$1.2 billion
		Other Accounts	14	$2.6 billion
	Victoria Higley	Registered Investment Companies[1]	6	$12.5 billion
		Other Pooled Investment Vehicles	2	$207.7 million
		Other Accounts	1	$136.9 million
	Camille Humphries Lee[2] (Became a Portfolio Manager of the Fund on September 1, 2018)	Registered Investment Companies[1]	7	$25.9 billion
		Other Pooled Investment Vehicles	2	$227.8 million
		Other Accounts	1	$122.9 million
	Thomas Melendez	Registered Investment Companies[1]	7	$22.9 billion
		Other Pooled Investment Vehicles	2	$207.7 million
		Other Accounts	1	$136.9 million
[1]	Includes the Fund.
[2]	Account information is as of September 30, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the tables above.

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